Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Remuneration	$ 3,233	$ 3,736	$ 557
Directors' remuneration
Related party transactions
Short-term employee benefits	944	870	338
Share-based payments	209	32
Remuneration	1,153	902	338
Other members of key management's remuneration
Related party transactions
Short-term employee benefits	817	1,395	219
Share-based payments	1,263	1,439
Remuneration	$ 2,080	$ 2,834	$ 219